SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
As of December 31, 2025 and 2024, the share capital of the Company comprises the following:

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PAR VALUE AND SHARE AMOUNTS	2025					2024
	Par Value		Authorized to Issue	Outstanding	Carrying Amount	Par Value(2)		Authorized to Issue(2)	Outstanding(2)	Carrying Amount
Class A Senior Preferred Shares		$25.00	100,000,000	—	$—		$25.00	100,000,000	—	$—
Class B Senior Preferred Shares	C$	25.00	100,000,000	—	—	C$	25.00	100,000,000	—	—
Class A Junior Preferred Shares	25.00		1,000,000,000	—	—	25.00		1,000,000,000	—	—
Class B Junior Preferred Shares	C$	25.00	1,000,000,000	—	—	C$	25.00	1,000,000,000	—	—
Class A Exchangeable Shares(1)	21.83		1,500,000,000	59,934,825	1,333	22.07		1,500,000,000	62,154,774	1,441
Class A-1 Exchangeable Shares(1)	21.83		750,000,000	—	—	22.07		750,000,000	—	—
Class B Shares(1)	21.83		750,000	36,000	1	22.07		750,000	36,000	1
Class C Shares	1.00		1,000,000,000	272,687,160	12,311	1.00		1,000,000,000	201,116,647	8,526
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(1)The number of issued shares is the same as the number of outstanding shares for all share types, except for Class A exchangeable shares. The number of issued Class A exchangeable shares was 65,307,416 as of December 31, 2025, including 5,372,591 shares held in treasury. The number of issued Class A exchangeable shares as of December 31, 2024 was 65,154,774, including 3,000,000 shares held in treasury.
(2)Par value, number of shares authorized to issue and number of shares outstanding for our Class A exchangeable shares and Class B shares were adjusted to reflect the three-for-two stock split.
For the year ended December 31, 2025, the following events impacted the Company’s share capital position:
•On February 24, 2025, we repurchased 96,744 Class A exchangeable shares.
•On June 25, 2025, Brookfield contributed $3.5 billion of BAM shares, in exchange for the issuance of 41,670,076 Class C shares and a promissory note.
•On August 5, 2025, we repurchased 2,255,315 Class A exchangeable shares.
•On September 26, 2025, the Company issued 5,081,523 Class C shares to Brookfield, valued at $250 million, in exchange for certain investments contributed by Brookfield.
•On October 9, 2025, the Company completed a three-for-two stock split in the form of a stock dividend, issuing one-half of a Class A share and one-half of a Class B share for each Class A and Class B share outstanding, respectively. The stock split resulted in the issuance of incremental 21,768,651 Class A shares and 12,000 Class B shares.
•On December 31, 2025, we issued 24,818,914 Class C shares to Brookfield in exchange for the aforementioned promissory note.
For the year ended December 31, 2024, in addition to the conversion of Class A-1 exchangeable shares by certain of its shareholders to Class A exchangeable shares, the following events impacted the Company’s share capital position:
•On May 3, 2024, we issued 26,586,622 Class C shares to Brookfield, valued at $1.1 billion, in exchange for BAM shares purchased from Brookfield which were used as consideration for the acquisition of AEL.
•On August 29, 2024, the Company redesignated its Class A-1 exchangeable shares into its Class A exchangeable shares. As a result of the redesignation, there are no Class A-1 exchangeable shares currently in issue.
•On November 8, 2024, the Company issued 18,525,713 Class C shares to Brookfield, valued at $1.0 billion, in exchange for certain investments contributed by Brookfield.
•On December 5, 2024, the Company repurchased 3,000,000 Class A exchangeable shares.
•On December 6, 2024, Brookfield, as the sole holder of our Class A redeemable junior preferred shares, exercised its right to convert all outstanding Class A redeemable junior preferred shares into 53,947,528 Class C shares. As a result, there are no Class A redeemable junior preferred shares currently in issue.
For the year ended December 31, 2023, in addition to the conversion of Class A-1 exchangeable shares by certain of its shareholders to Class A exchangeable shares, the following events impacted the Company’s share capital position:
•Through the month of March 2023, the Company issued 1,747,500 Class A exchangeable shares in exchange for 1,747,500 Class A shares of Brookfield, valued at $38 million.
•On March 3, 2023, the Company converted 463,556 Class A exchangeable shares for $10 million into 380,268 Class C shares.
•On August 15, 2023, the Company issued 60,741,893 Class C shares to Brookfield, valued at $2.1 billion, in exchange for certain investments contributed by Brookfield.
•On October 11, 2023, the Company commenced its exchange offer (the “Exchange Offer”), whereby holders of Brookfield Class A shares were given the opportunity to voluntarily exchange up to 60,000,000 Brookfield Class A shares for newly-issued Class A-1 exchangeable shares of the Company on a one-for-one basis. Each Class A-1 exchangeable share was convertible on a one-for-one basis for a Class A exchangeable share and exchangeable on a one-for-one basis for a Brookfield Class A share. The Exchange Offer closed on November 16, 2023. Under the Exchange Offer, the Company took up 49,401,862 Brookfield Class A shares and issued 49,401,862 Class A-1 exchangeable shares in exchange.
Repurchased shares were held in treasury as of December 31, 2025 and 2024, respectively.
The movement of shares outstanding is as follows:

SHARE AMOUNTS	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares(1)	Class A-1 Exchangeable Shares(1)	Class B Shares(1)	Class C Shares
Outstanding as of January 1, 2023	100,460,280	14,392,484	—	36,000	40,934,623
Issuances	—	1,747,500	49,401,862	—	60,741,893
Conversions	—	6,827,640	(7,291,196)	—	380,268
Outstanding as of December 31, 2023	100,460,280	22,967,624	42,110,666	36,000	102,056,784
Issuances	—	76,484	—	—	45,112,335
Acquisition of treasury shares, net	—	(3,000,000)	—	—	—
Conversions	(100,460,280)	3,045,512	(3,045,512)	—	53,947,528
Redesignation	—	39,065,154	(39,065,154)	—	—
Outstanding as of December 31, 2024	—	62,154,774	—	36,000	201,116,647
Issuances	—	132,590	—	—	71,570,513
Acquisition of treasury shares, net	—	(2,352,539)	—	—	—
Outstanding as of December 31, 2025	—	59,934,825	—	36,000	272,687,160
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(1)The number of shares outstanding for Class A exchangeable shares and Class B shares was adjusted to reflect the aforementioned three-for-two stock split. The conversion and redesignation of Class A-1 exchangeable shares into its Class A exchangeable shares remains presented on a one-for-one basis.